11. Stock Option Plan (Details) - Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Number of Options
Options outstanding, beginning balance	2,817,146	2,200,346	1,500,996
Options granted	420,000	661,400	1,024,400
Options exercised	0	0	0
Options cancelled or expired	0	44,600	325,050
Options outstanding, ending balance	3,237,146	2,817,146	2,200,346
Options exercisable		2,276,813	2,200,346
Value of Shares Under Option
Options outstanding, beginning balance	$ 317,561	$ 22,129	$ 7,359
Options granted	99,209	323,927	19,677
Options exercised	0
Options cancelled or expired	0	28,495	2,907
Options outstanding, ending balance	$ 416,770	$ 317,561	$ 22,129
Weighted average exercise price
Weighted average exercise price, options outstanding, beginning balance	$ 0.67	$ 0.64	$ 0.33
Weighted average exercise price, options granted	0.53	0.78	1.00
Weighted average exercise price, options exercised
Weighted average exercise price, options cancelled or expired		1.00	.33
Weighted average exercise price, options outstanding, ending balance	$ 0.66	0.67	0.64
Weighted average exercise price, options exercisable		$ 0.65	$ 0.64
Weighted average remaining contractual life
Weighted average remaining contractual life, options granted	112 months	116 months	111 months
Weighted average remaining contractual life, options outstanding	94 months	101 months	109 months
Weighted average remaining contractual life, options exercisable	89 months	97 months	109 months